Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets [Abstract]
Schedule of Property, Plant, and Equipment Balances	As of December 31, 2023 and 2022, the composition of property, plant, and equipment balances is as follows:
		As of December 31, 2023
	Net opening balance as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,800	318,881	(173,263)	145,618
Land	15,021	14,631	-	14,631
Equipment	48,278	343,038	(275,287)	67,751
Other	28,996	99,732	(75,909)	23,823
Total	238,095	776,282	(524,459)	251,823
		As of December 31, 2022
	Net opening balance as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	144,731	311,363	(165,563)	145,800
Land	15,478	15,021	-	15,021
Equipment	57,569	296,022	(247,744)	48,278
Other	19,161	99,536	(70,540)	28,996
Total	236,939	721,942	(483,847)	238,095

Schedule of Changes in Value of Property, Plant, and Equipment	The changes in the value of property, plant, and equipment as of December 31, 2023 and 2022 is as follows:
2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	311,363	15,021	296,022	99,536	721,942
Additions	31,574	-	25,697	17,155	74,426
Disposals	(14,746)	(390)	(1,440)	(3,510)	(20,086)
Impairment due to damage	-	-	-	-	-
Other	(9,310)	-	22,759	(13,449)	0
Balances as of December 31, 2023	318,881	14,631	343,038	99,732	776,282
2022	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2022	306,153	15,478	278,176	82,433	682,240
Additions	26,690	-	14,941	16,762	58,393
Disposals	(15,684)	(457)	(410)	(2,139)	(18,690)
Impairment due to damage	-	-	-	-	-
Other	(5,796)	-	3,315	2,480	(1)
Balances as of December 31, 2022	311,363	15,021	296,022	99,536	721,942

Schedule of Accumulated Depreciation
2023	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(165,563)	-	(247,744)	(70,540)	(483,847)
Depreciation charges in the period	(21,603)	-	(28,674)	(8,778)	(59,055)
Sales and disposals in the period	13,903	-	1131	3,409	18,443
Other	-	-	-	-	-
Balances as of December 31, 2023	(173,263)	-	(275,287)	(75,909)	(524,459)
2022	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(161,422)	-	(220,607)	(63,272)	(445,301)
Depreciation charges in the period	(19,481)	-	(27,498)	(9,318)	(56,297)
Sales and disposals in the period	15,340	-	361	2,050	17,751
Other	-	-	-	-	-
Balances as of December 31, 2022	(165,563)	-	(247,744)	(70,540)	(483,847)